UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10635

Name of Fund: BlackRock Strategic Bond Trust (BHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Auto Components — 1.9%
Delphi Automotive Plc		65,573	$1,903,584
Media — 0.0%
Adelphia Recovery Trust		396,568	397
Software — 0.0%
Bankruptcy Management Solutions, Inc. (a)		84	3
Total Common Stocks – 1.9%			1,903,984

Corporate Bonds	Par (000)
Airlines — 0.5%
Delta Air Lines, Inc.:
Series 2002-1, Class G-1, 6.72%, 7/02/24	USD	143	151,536
Series 2009-1, Class B, 9.75%, 12/17/16		39	41,451
US Airways Pass Through Trust, Series 2011-1, Class C, 10.88%, 10/22/14		246	253,356
			446,343
Auto Components — 1.3%
Baker Corp. International, Inc., 8.25%, 6/01/19 (b)		75	75,000
Dana Holding Corp., 6.75%, 2/15/21		180	192,600
Icahn Enterprises LP, 8.00%, 1/15/18		670	709,363
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	177	267,609
			1,244,572
Beverages — 0.3%
Crown European Holdings SA:
7.13%, 8/15/18	EUR	50	65,998
7.13%, 8/15/18 (b)		142	187,435
			253,433
Biotechnology — 0.1%
QHP Royalty Sub LLC, 10.25%, 3/15/15 (b)	USD	63	62,787
Building Products — 0.4%
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		210	220,500
Momentive Performance Materials, Inc., 11.50%, 12/01/16		175	131,250
			351,750
Capital Markets — 2.8%
E*Trade Financial Corp.:
12.50%, 11/30/17		390	447,525

Corporate Bonds	Par (000)		Value
Capital Markets (concluded)
E*Trade Financial Corp. (concluded):
Series A, 2.36%, 8/31/19 (c)(d)	USD	100	$84,375
The Goldman Sachs Group, Inc.:
5.38%, 3/15/20		225	228,913
6.00%, 6/15/20		250	262,484
5.75%, 1/24/22		525	538,625
KKR Group Finance Co., 6.38%, 9/29/20 (b)		170	182,976
Merrill Lynch & Co., Inc., 6.05%, 5/16/16		325	333,917
Morgan Stanley, 5.50%, 7/28/21		725	678,849
			2,757,664
Chemicals — 3.0%
American Pacific Corp., 9.00%, 2/01/15		180	179,100
Ashland, Inc., 9.13%, 6/01/17		5	5,488
Celanese US Holdings LLC, 5.88%, 6/15/21		650	677,625
Chemtura Corp., 7.88%, 9/01/18		115	119,312
Hexion US Finance Corp.:
6.63%, 4/15/20 (b)		185	187,312
9.00%, 11/15/20		115	100,338
Huntsman International LLC, 8.63%, 3/15/21		65	72,800
Ineos Finance Plc (b):
8.38%, 2/15/19		300	308,250
7.50%, 5/01/20		155	153,450
Kinove German Bondco GmbH, 10.00%, 6/15/18	EUR	109	133,795
Kraton Polymers LLC, 6.75%, 3/01/19	USD	45	46,125
LyondellBasell Industries NV, 5.75%, 4/15/24 (b)		395	404,875
Nexeo Solutions LLC, 8.38%, 3/01/18 (b)		65	62,400
PolyOne Corp., 7.38%, 9/15/20		80	84,400
Solutia, Inc., 7.88%, 3/15/20		225	263,250
TPC Group LLC, 8.25%, 10/01/17		125	131,250
			2,929,770
Commercial Banks — 4.1%
Amsouth Bank, Series AI, 4.85%, 4/01/13		650	653,250
Barclays Bank Plc, 5.14%, 10/14/20		450	430,947
CIT Group, Inc.:
7.00%, 5/02/16 (b)		599	598,251
7.00%, 5/02/17 (b)		1,190	1,188,921
5.25%, 3/15/18		110	108,350
5.50%, 2/15/19 (b)		120	116,700
HSBC Bank Plc, 7.65%, 5/01/25		350	416,708
Standard Chartered Plc, 5.50%, 11/18/14 (b)		450	485,640
			3,998,767

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Commercial Services & Supplies — 1.1%
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	193	$199,743
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (b)		11	10,560
Covanta Holding Corp., 6.38%, 10/01/22		85	88,135
Mobile Mini, Inc., 7.88%, 12/01/20		135	141,750
RSC Equipment Rental, Inc., 8.25%, 2/01/21		310	327,825
Verisure Holding AB:
8.75%, 9/01/18	EUR	100	115,922
8.75%, 12/01/18		100	103,248
West Corp., 8.63%, 10/01/18	USD	50	52,125
			1,039,308
Construction & Engineering — 0.1%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (b)		75	77,438
Construction Materials — 0.3%
HD Supply, Inc., 8.13%, 4/15/19 (b)		190	198,075
Xefin Lux SCA, 8.00%, 6/01/18 (b)	EUR	100	113,140
			311,215
Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	185	198,875
Ford Motor Credit Co. LLC, 7.80%, 6/01/12		250	250,000
Toll Brothers Finance Corp., 5.88%, 2/15/22		85	87,889
			536,764
Containers & Packaging — 0.8%
Ardagh Packaging Finance Plc, 7.38%, 10/15/17 (b)	EUR	260	331,135
Berry Plastics Corp., 8.25%, 11/15/15	USD	45	47,588
Beverage Packaging Holdings Luxembourg II SA, 8.00%, 12/15/16	EUR	54	58,758
GCL Holdings SCA, 9.38%, 4/15/18 (b)		100	111,285
Graphic Packaging International, Inc., 7.88%, 10/01/18	USD	135	148,837
Sealed Air Corp., 8.38%, 9/15/21 (b)		95	104,500
			802,103
Diversified Financial Services — 6.3%
Ally Financial, Inc.:
8.30%, 2/12/15		400	428,000
6.25%, 12/01/17		30	30,781
8.00%, 3/15/20		60	67,650
7.50%, 9/15/20		550	603,625

Corporate Bonds	Par (000)		Value
Diversified Financial Services (concluded)
Ally Financial, Inc. (concluded):
8.00%, 11/01/31	USD	1,140	$1,279,566
Bank of America Corp.:
4.50%, 4/01/15		375	383,447
6.50%, 8/01/16		410	443,962
5.63%, 10/14/16		100	105,087
5.75%, 12/01/17		240	249,713
Boparan Holdings Ltd., 9.75%, 4/30/18 (b)	EUR	100	122,414
Citigroup, Inc., 8.13%, 7/15/39	USD	55	72,948
DPL, Inc., 7.25%, 10/15/21 (b)		425	462,187
Itau Unibanco Holding SA, 5.75%, 1/22/21 (b)		225	225,000
JPMorgan Chase & Co.:
5.50%, 10/15/40		175	186,325
5.60%, 7/15/41		175	190,519
Macquarie Bank Ltd., 5.00%, 2/22/17 (b)		200	203,851
Reynolds Group Issuer, Inc.:
7.75%, 10/15/16	EUR	100	127,050
7.88%, 8/15/19 (b)	USD	180	190,350
9.88%, 8/15/19 (b)		200	199,500
6.88%, 2/15/21 (b)		330	334,950
WMG Acquisition Corp.:
9.50%, 6/15/16 (b)		45	48,038
11.50%, 10/01/18		210	223,650
			6,178,613
Diversified Telecommunication Services — 1.8%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		155	119,350
Level 3 Financing, Inc., 8.13%, 7/01/19		1,310	1,310,000
Telefonica Emisiones SAU, 5.46%, 2/16/21		250	223,286
Windstream Corp.:
8.13%, 8/01/13		45	47,362
7.88%, 11/01/17		65	69,225
			1,769,223
Electric Utilities — 2.2%
Progress Energy, Inc., 7.75%, 3/01/31		1,000	1,429,784
The Tokyo Electric Power Co., Inc., 4.50%, 3/24/14	EUR	600	734,481
			2,164,265
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18	USD	45	52,200
Energy Equipment & Services — 3.7%
Antero Resources Finance Corp., 7.25%, 8/01/19 (b)		60	60,750
Calfrac Holdings LP, 7.50%, 12/01/20 (b)		145	136,300
Compagnie Générale de Géophysique Veritas:
7.75%, 5/15/17		55	56,650

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Energy Equipment & Services (concluded)
Compagnie Générale de Géophysique Veritas (concluded):
6.50%, 6/01/21	USD	200	$196,000
Energy Transfer Partners LP, 5.20%, 2/01/22		600	634,261
Ensco Plc, 4.70%, 3/15/21		425	461,897
Forbes Energy Services Ltd., 9.00%, 6/15/19		130	120,575
Frac Tech Services LLC, 7.63%, 11/15/18 (b)		640	633,600
Key Energy Services, Inc., 6.75%, 3/01/21		160	160,600
MEG Energy Corp., 6.50%, 3/15/21 (b)		330	336,600
Oil States International, Inc., 6.50%, 6/01/19		115	118,738
Peabody Energy Corp., 6.25%, 11/15/21 (b)		655	653,362
Precision Drilling Corp., 6.50%, 12/15/21		105	105,788
			3,675,121
Food Products — 1.1%
Darling International, Inc., 8.50%, 12/15/18		90	100,463
Kraft Foods, Inc.:
6.50%, 8/11/17		600	726,693
6.13%, 8/23/18		250	301,548
			1,128,704
Gas Utilities — 0.2%
El Paso Natural Gas Co., 8.63%, 1/15/22		145	184,330
Health Care Equipment & Supplies — 0.9%
DJO Finance LLC:
10.88%, 11/15/14		201	204,517
7.75%, 4/15/18		40	32,300
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (b)		38	39,615
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (b)		410	468,425
Teleflex, Inc., 6.88%, 6/01/19		105	111,300
			856,157
Health Care Providers & Services — 5.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/19		150	156,000
ConvaTec Healthcare E SA, 7.38%, 12/15/17 (b)	EUR	200	252,246
Crown Newco 3 Plc, 7.00%, 2/15/18 (b)	GBP	200	292,828
HCA, Inc.:
8.50%, 4/15/19	USD	40	44,150
6.50%, 2/15/20		730	771,062
7.88%, 2/15/20		35	38,413
7.25%, 9/15/20		805	877,450

Corporate Bonds	Par (000)		Value
Health Care Providers & Services (concluded)
IASIS Healthcare LLC, 8.38%, 5/15/19	USD	270	$253,800
INC Research LLC, 11.50%, 7/15/19 (b)		145	137,206
inVentiv Health, Inc., 10.00%, 8/15/18 (b)		60	50,650
Omnicare, Inc., 7.75%, 6/01/20		260	285,350
Symbion, Inc., 8.00%, 6/15/16		125	121,875
Tenet Healthcare Corp.:
10.00%, 5/01/18		665	758,100
6.25%, 11/01/18 (b)		120	121,200
8.88%, 7/01/19		195	216,938
WellPoint, Inc., 5.95%, 12/15/34		1,000	1,177,654
			5,554,922
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		660	772,200
Hotels, Restaurants & Leisure — 1.8%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		140	148,750
10.00%, 12/15/18		325	219,375
Diamond Resorts Corp., 12.00%, 8/15/18		310	334,025
El Dorado Resorts LLC, 8.63%, 6/15/19 (b)		50	46,875
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	100	120,868
MGM Resorts International:
10.38%, 5/15/14	USD	750	843,750
11.13%, 11/15/17		65	72,800
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(e)		50	—
			1,786,443
Household Durables — 1.5%
Beazer Homes USA, Inc., 12.00%, 10/15/17		280	301,700
Ryland Group, Inc., 6.63%, 5/01/20		130	130,650
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	109	127,703
Standard Pacific Corp.:
10.75%, 9/15/16	USD	565	659,637
8.38%, 1/15/21		200	214,000
			1,433,690
Household Products — 0.1%
Ontex IV SA, 7.50%, 4/15/18 (b)	EUR	100	118,086
Independent Power Producers & Energy Traders — 2.0%
AES Corp., 7.38%, 7/01/21 (b)	USD	95	102,600
Calpine Corp. (b):
7.25%, 10/15/17		80	84,400
7.50%, 2/15/21		35	36,575
7.88%, 1/15/23		70	74,025

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	3

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Independent Power Producers & Energy Traders (concluded)
Energy Future Holdings Corp., 10.00%, 1/15/20	USD	945	$1,004,062
Energy Future Intermediate Holding Co. LLC, 10.00%, 12/01/20		383	412,682
Laredo Petroleum, Inc.:
9.50%, 2/15/19		115	127,650
7.38%, 5/01/22 (b)		55	56,238
QEP Resources, Inc., 5.38%, 10/01/22		75	73,313
			1,971,545
Industrial Conglomerates — 1.4%
Sequa Corp. (b):
11.75%, 12/01/15		460	488,175
13.50%, 12/01/15		854	906,582
			1,394,757
Insurance — 3.1%
American International Group, Inc., 6.40%, 12/15/20		1,130	1,267,892
CNO Financial Group, Inc., 9.00%, 1/15/18 (b)		130	137,800
Genworth Financial, Inc., 7.63%, 9/24/21		150	145,569
Lincoln National Corp., 8.75%, 7/01/19		575	730,389
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (b)		250	269,123
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (b)		90	77,400
Prudential Financial, Inc., 5.38%, 6/21/20		400	451,285
			3,079,458
IT Services — 1.5%
First Data Corp.:
7.38%, 6/15/19 (b)		130	130,000
8.88%, 8/15/20 (b)		195	208,163
8.25%, 1/15/21 (b)		145	140,650
12.63%, 1/15/21		525	494,812
SunGard Data Systems, Inc.:
7.38%, 11/15/18		280	284,900
7.63%, 11/15/20		220	225,500
			1,484,025
Machinery — 0.4%
SPX Corp., 6.88%, 9/01/17		65	70,850
UR Financing Escrow Corp. (b):
5.75%, 7/15/18		50	50,875
7.38%, 5/15/20		125	128,125
7.63%, 4/15/22		115	117,587
			367,437
Media — 15.4%
Affinion Group, Inc., 7.88%, 12/15/18		290	245,050

Corporate Bonds	Par (000)		Value
Media (continued)
AMC Networks, Inc., 7.75%, 7/15/21 (b)	USD	80	$88,800
CCH II LLC, 13.50%, 11/30/16		289	324,160
CCO Holdings LLC, 6.50%, 4/30/21		750	766,875
Checkout Holding Corp., 10.69%, 11/15/15 (b)(c)		245	95,550
Cinemark USA, Inc., 8.63%, 6/15/19		60	65,250
Clear Channel Communications, Inc., 9.00%, 3/01/21		340	292,400
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		374	400,180
Series B, 9.25%, 12/15/17		1,899	2,041,425
DIRECTV Holdings LLC:
3.80%, 3/15/22		250	250,596
6.00%, 8/15/40		175	191,799
DISH DBS Corp., 7.00%, 10/01/13		201	212,055
Gray Television, Inc., 10.50%, 6/29/15		225	231,750
Intelsat Luxemburg SA:
11.25%, 2/04/17		440	432,300
11.50%, 2/04/17 (f)		100	98,250
Interactive Data Corp., 10.25%, 8/01/18		340	376,550
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		45	50,738
Kabel Deutschland Vertrieb und Service GmbH & Co. KG, 6.50%, 6/29/18 (b)	EUR	125	160,745
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (b)	USD	150	156,563
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (b)		270	294,300
NBC Universal Media LLC, 6.40%, 4/30/40		530	650,464
The New York Times Co., 6.63%, 12/15/16		500	521,250
News America, Inc., 6.20%, 12/15/34		1,500	1,676,928
Nielsen Finance LLC, 7.75%, 10/15/18		765	822,375
Odeon & UCI Finco Plc, 9.00%, 8/01/18 (b)	GBP	100	147,185
ProQuest LLC, 9.00%, 10/15/18 (b)	USD	130	111,800
TCI Communications, Inc., 7.88%, 2/15/26		1,000	1,332,363
Time Warner Cable, Inc., 5.88%, 11/15/40		410	451,695
Unitymedia GmbH:
9.63%, 12/01/19	EUR	50	65,225
9.63%, 12/01/19 (b)		190	247,857
9.50%, 3/15/21		150	193,821

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	4

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Unitymedia Hessen GmbH & Co. KG:
(FKA UPC Germany GmbH), 8.13%, 12/01/17 (b)	USD	200	$211,000
8.13%, 12/01/17 (b)	EUR	210	272,648
7.50%, 3/15/19		237	298,179
UPC Holding BV, 9.88%, 4/15/18 (b)	USD	100	108,000
UPCB Finance II Ltd., 6.38%, 7/01/20 (b)	EUR	292	347,518
Virgin Media Secured Finance Plc:
6.50%, 1/15/18	USD	200	218,000
7.00%, 1/15/18	GBP	50	81,684
Ziggo Bond Co. BV, 8.00%, 5/15/18 (b)	EUR	165	218,304
Ziggo Finance BV, 6.13%, 11/15/17 (b)		295	383,006
			15,134,638
Metals & Mining — 3.4%
Barrick Gold Corp., 2.90%, 5/30/16	USD	225	236,429
Barrick North America Finance LLC, 5.70%, 5/30/41		250	281,327
Eco-Bat Finance Plc, 7.75%, 2/15/17	EUR	100	119,322
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (b)	USD	50	48,125
Goldcorp, Inc., 2.00%, 8/01/14 (d)		220	246,675
New Gold, Inc., 7.00%, 4/15/20 (b)		30	30,600
New World Resources NV:
7.88%, 5/01/18 (b)	EUR	76	86,691
7.88%, 5/01/18		65	74,144
Newmont Mining Corp.:
5.13%, 10/01/19	USD	225	257,007
Series A, 1.25%, 7/15/14 (d)		200	249,000
Novelis, Inc., 8.75%, 12/15/20		1,195	1,263,712
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	115	136,510
Taseko Mines Ltd., 7.75%, 4/15/19	USD	150	142,500
Vedanta Resources Plc, 8.25%, 6/07/21 (b)		200	173,000
			3,345,042
Multiline Retail — 1.2%
Dollar General Corp., 11.88%, 7/15/17 (g)		1,135	1,214,461
Oil, Gas & Consumable Fuels — 9.8%
Alpha Natural Resources, Inc., 6.25%, 6/01/21		50	44,500
Anadarko Petroleum Corp.:
5.95%, 9/15/16		365	413,867
6.38%, 9/15/17		75	87,705

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Berry Petroleum Co., 6.38%, 9/15/22	USD	90	$91,800
Chesapeake Energy Corp.:
6.63%, 8/15/20		100	94,000
6.13%, 2/15/21		95	89,300
Chesapeake Midstream Partners LP, 6.13%, 7/15/22		100	95,000
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (b)		5	4,325
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)		44	46,860
Concho Resources, Inc.:
7.00%, 1/15/21		80	85,800
6.50%, 1/15/22		50	52,250
Consol Energy, Inc., 8.25%, 4/01/20		710	710,000
Continental Resources, Inc., 7.13%, 4/01/21		135	148,500
Copano Energy LLC, 7.13%, 4/01/21		120	123,600
Crosstex Energy LP, 8.88%, 2/15/18		65	68,250
Denbury Resources, Inc., 8.25%, 2/15/20		19	20,520
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21		500	535,346
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		145	155,875
7.75%, 6/15/19		320	323,200
Enterprise Products Operating LLC, 3.70%, 6/01/15		500	534,291
EV Energy Partners LP, 8.00%, 4/15/19		55	55,550
Everest Acquisition LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19 (b)		70	71,750
Hilcorp Energy I LP, 7.63%, 4/15/21 (b)		195	203,775
Kodiak Oil & Gas Corp., 8.13%, 12/01/19 (b)		120	123,600
Linn Energy LLC:
6.50%, 5/15/19 (b)		35	33,950
6.25%, 11/01/19 (b)		305	290,513
7.75%, 2/01/21		170	173,825
MarkWest Energy Partners LP:
6.75%, 11/01/20		20	21,250
6.25%, 6/15/22		30	30,750
Nexen, Inc., 6.40%, 5/15/37		150	164,795
Oasis Petroleum, Inc.:
7.25%, 2/01/19		115	118,450
6.50%, 11/01/21		110	110,000
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/01/18 (b)		1,105	1,063,563
Petrobras International Finance Co.:
3.88%, 1/27/16		1,100	1,137,964

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	5

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Petrobras International Finance Co. (concluded):
5.88%, 3/01/18	USD	200	$220,988
7.88%, 3/15/19		100	120,947
6.88%, 1/20/40		25	29,189
Petrohawk Energy Corp., 7.25%, 8/15/18		115	131,068
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (b)		210	217,350
Pioneer Natural Resources Co.:
6.88%, 5/01/18		35	41,190
7.50%, 1/15/20		55	68,009
Plains Exploration & Production Co.:
6.63%, 5/01/21		210	206,850
6.75%, 2/01/22		20	19,800
Range Resources Corp.:
8.00%, 5/15/19		45	49,050
5.75%, 6/01/21		350	360,500
Samson Investment Co., 9.75%, 2/15/20 (b)		75	74,625
SandRidge Energy, Inc.:
7.50%, 3/15/21		90	87,300
8.13%, 10/15/22 (b)		45	44,325
SM Energy Co., 6.63%, 2/15/19		45	46,350
Western Gas Partners LP, 5.38%, 6/01/21		325	358,719
The Williams Cos., Inc., 8.75%, 3/15/32		124	172,820
			9,573,804
Paper & Forest Products — 1.5%
Boise Paper Holdings LLC:
9.00%, 11/01/17		50	55,125
8.00%, 4/01/20		50	54,750
Clearwater Paper Corp.:
10.63%, 6/15/16		160	178,400
7.13%, 11/01/18		215	226,288
International Paper Co.:
7.95%, 6/15/18		220	276,323
7.30%, 11/15/39		5	6,253
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (b)		120	119,100
NewPage Corp., 11.38%, 12/31/14 (a)(e)		845	523,900
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (b)		50	47,000
			1,487,139
Pharmaceuticals — 1.5%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (b)	EUR	100	129,833
Pharmaceutical Product Development, Inc., 9.50%, 12/01/19 (b)	USD	150	159,750
Valeant Pharmaceuticals International, 6.50%, 7/15/16 (b)		470	479,400

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Wyeth LLC, 6.50%, 2/01/34	USD	500	$682,859
			1,451,842
Professional Services — 0.3%
FTI Consulting, Inc., 6.75%, 10/01/20		265	278,913
Real Estate Investment Trusts (REITs) — 0.8%
Felcor Lodging LP, 6.75%, 6/01/19		345	345,863
HCP, Inc., 5.38%, 2/01/21		225	251,271
The Rouse Co. LP, 6.75%, 11/09/15		145	151,525
			748,659
Real Estate Management & Development — 1.6%
CBRE Services, Inc., 6.63%, 10/15/20		90	95,850
Realogy Corp.:
11.50%, 4/15/17		110	97,350
12.00%, 4/15/17		35	30,975
7.88%, 2/15/19 (b)		810	769,500
7.63%, 1/15/20 (b)		130	133,575
Shea Homes LP, 8.63%, 5/15/19		445	463,912
			1,591,162
Road & Rail — 1.4%
Avis Budget Car Rental LLC, 8.25%, 1/15/19		45	46,575
Canadian National Railway Co., 6.90%, 7/15/28		500	699,077
The Hertz Corp.:
7.50%, 10/15/18		285	296,756
7.38%, 1/15/21		360	377,550
			1,419,958
Software — 0.9%
Lawson Software, Inc., 9.38%, 4/01/19 (b)		650	669,500
Oracle Corp., 5.38%, 7/15/40		210	255,751
			925,251
Specialty Retail — 1.5%
Asbury Automotive Group, Inc., 8.38%, 11/15/20		130	139,750
Claire’s Stores, Inc., 9.00%, 5/29/14 (b)		85	85,000
House of Fraser Funding Plc:
8.88%, 8/15/18	GBP	125	167,606
8.88%, 8/15/18 (b)		100	134,084
Limited Brands, Inc., 8.50%, 6/15/19	USD	320	376,400
Phones4u Finance Plc, 9.50%, 4/01/18 (b)	GBP	100	134,084
QVC, Inc. (b):
7.13%, 4/15/17	USD	80	84,800
7.50%, 10/01/19		135	146,813
7.38%, 10/15/20		95	103,550

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	6

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Specialty Retail (concluded)
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	115	$124,200
			1,496,287
Tobacco — 0.1%
Altria Group, Inc., 9.95%, 11/10/38		50	79,843
Wireless Telecommunication Services — 5.9%
America Movil SAB de CV:
2.38%, 9/08/16		200	201,819
5.00%, 3/30/20		400	447,096
American Tower Corp.:
4.50%, 1/15/18		375	398,460
4.70%, 3/15/22		380	394,465
Cricket Communications, Inc., 7.75%, 5/15/16		480	506,400
Crown Castle Towers LLC, 6.11%, 1/15/20 (b)		375	438,201
Digicel Group Ltd. (b):
8.88%, 1/15/15		170	167,450
9.13%, 1/15/15		439	432,415
8.25%, 9/01/17		365	366,825
iPCS, Inc., 2.59%, 5/01/13 (g)		10	9,800
SBA Tower Trust, 4.25%, 4/15/40 (b)		325	340,266
Sprint Capital Corp., 6.88%, 11/15/28		830	616,275
Sprint Nextel Corp. (b):
9.00%, 11/15/18		880	952,600
7.00%, 3/01/20		560	564,200
			5,836,272
Total Corporate Bonds – 95.2%			93,366,361

Floating Rate Loan Interests (g)
Airlines — 0.2%
Delta Air Lines, Inc., Credit - New Term Loan B, 5.50%, 4/20/17		163	162,219
Auto Components — 0.2%
Schaeffler AG, Term Loan C2, 6.00%, 1/27/17		180	179,100
Building Products — 0.2%
Goodman Global, Inc., Term Loan (Second Lien), 9.00%, 10/30/17		191	192,532
Chemicals — 0.4%
Ineos US Finance LLC, 6 year Term Loan, 6.50%, 5/04/18		420	411,373
Commercial Services & Supplies — 0.7%
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		148	147,422
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		225	224,719

Floating Rate Loan Interests (g)	Par (000)		Value
Commercial Services & Supplies (concluded)
Volume Services America, Inc., Term Loan B, 10.50 – 11.75%, 9/16/16	USD	355	$352,533
			724,674
Construction & Engineering — 0.8%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		750	750,000
Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		410	411,640
Consumer Finance — 1.6%
Springleaf Finance Corp.(FKA AGFS Funding Co.), Term Loan, 5.50%, 5/10/17		1,750	1,613,640
Diversified Consumer Services — 0.5%
Laureate Education, Inc., Extended Term Loan, 5.25%, 8/15/18		489	468,331
ServiceMaster Co.:
Delayed Draw Term Loan, 2.74%, 7/24/14		3	3,049
Term Loan, 2.74 - 2.99%, 7/24/14		31	30,614
			501,994
Diversified Telecommunication Services — 0.6%
Level 3 Financing, Inc.:
Term Loan B3, 5.75%, 8/31/18		350	346,689
Tranche A Term Loan, 2.49 – 2.72%, 3/13/14		200	194,584
			541,273
Energy Equipment & Services — 2.1%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		703	716,760
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		1,287	1,326,013
			2,042,773
Food Products — 0.3%
Pierre Foods, Inc., Term Loan (Second Lien), 11.25%, 9/29/17		300	301,593
Health Care Equipment & Supplies — 0.4%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		135	132,565
Hupah Finance Inc., Term Loan B, 6.25%, 1/21/19		280	280,876
			413,441
Health Care Providers & Services — 0.6%
Harden Healthcare LLC:
Additional Term Loan A, 7.75%, 3/02/15		153	149,789
Term Loan A, 8.50%, 3/02/15		152	149,108

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	7

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
Health Care Providers & Services (concluded)
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16	USD	215	$201,365
Wolverine Healthcare, Term Loan B, 6.75%, 5/14/17		135	132,807
			633,069
Hotels, Restaurants & Leisure — 1.1%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.49%, 1/26/18		75	66,012
Incremental Term Loan B4, 9.50%, 10/31/16		80	80,309
Term Loan B1, 3.24%, 1/28/15		194	176,945
Term Loan B2, 3.24%, 1/28/15		109	99,767
Term Loan B3, 3.24 – 3.47%, 1/28/15		349	318,863
OSI Restaurant Partners LLC:
Revolver, 2.54 – 2.72%, 6/14/13		4	3,507
Term Loan B, 2.56%, 6/14/14		36	35,463
Station Casinos, Inc., Term Loan B1, 3.24%, 6/17/16		311	292,322
			1,073,188
Industrial Conglomerates — 0.2%
Sequa Corp., Incremental Term Loan, 6.25%, 12/03/14		160	159,201
IT Services — 0.3%
First Data Corp., Extended Term Loan B, 4.24%, 3/23/18		285	257,466
Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		240	239,913
Machinery — 0.2%
Rexnord Corp., Term Loan B, 5.00%, 4/02/18		214	213,176
Media — 4.4%
Affinion Group, Inc., Term Loan B, 5.00%, 7/16/15		20	18,382
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.49%, 7/03/14		40	36,028
Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		481	460,498
Clear Channel Communications, Inc.:
Term Loan B, 3.89%, 1/28/16		541	421,094
Term Loan C, 3.89%, 1/28/16		54	41,828
EMI Music Publishing Ltd., Term Loan B, 1.00%, 11/14/17		135	134,156

Floating Rate Loan Interests (g)	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	USD	2,475	$2,452,824
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		150	147,004
Newsday LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		550	560,659
			4,272,473
Metals & Mining — 0.2%
Constellium Holding Co. BV, Term Loan B, 9.25%, 5/22/18		150	146,250
Oil, Gas & Consumable Fuels — 0.5%
Chesapeake Energy Corp., Unsecured Term Loan, 8.50%, 12/01/17		120	117,780
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		406	405,785
			523,565
Paper & Forest Products — 0.3%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13 (a)(e)		250	251,980
Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		145	144,664
Real Estate Investment Trusts (REITs) — 0.4%
iStar Financial, Inc., Term Loan A1, 5.00%, 6/28/13		346	344,047
Real Estate Management & Development — 0.5%
Realogy Corp.:
Extended Letter of Credit Loan, 4.49%, 10/10/16		60	54,919
Extended Term Loan, 4.49%, 10/10/16		426	388,076
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		65	64,025
			507,020
Software — 0.5%
Lawson Software, Inc., Term Loan B, 6.25%, 4/05/18		445	444,128
Magic Newco LLC, Second Lien Term Loan, 12.00%, 12/06/19		90	86,924
			531,052
Specialty Retail — 0.1%
Claire’s Stores, Inc., Term Loan B, 2.99 – 3.22%, 5/29/14		142	132,471

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	8

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)	Par (000)		Value
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18	USD	405	$393,526
Wireless Telecommunication Services — 1.4%
Crown Castle International Corp., Term Loan B, 4.00%, 1/31/19		75	73,690
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15 (f)		831	843,105
Term Loan B, 6.25%, 7/11/16		413	418,688
			1,335,483
Total Floating Rate Loan Interests – 19.8%			19,404,796

Foreign Agency Obligations
Qatar Government International Bond, 4.00%, 1/20/15 (b)		200	210,000
Total Foreign Agency Obligations – 0.2%			210,000

Other Interests (i)	Beneficial Interest (000)
Adelphia Communications Corp., Class A		400	3,000
Total Other Interests – 0.0%			3,000

Preferred Securities

Capital Trusts	Par (000)
Capital Markets — 0.1%
State Street Capital Trust IV, 1.47%, 6/15/37 (g)	USD	200	145,850
Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (g)		305	173,932
Total Capital Trusts – 0.3%			319,782

Preferred Stocks	Shares
Diversified Financial Services — 0.9%
Ally Financial, Inc., 7.00% (b)		1,030	883,161

Preferred Stocks	Shares		Value
Real Estate Investment Trusts (REITs) — 0.0%
MPG Office Trust, Inc., Series A, 7.63% (a)		3,277	$46,697
Total Preferred Stocks – 0.9%			929,858

Trust Preferreds
Diversified Financial Services — 0.2%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		6,840	156,155
Total Preferred Securities – 1.4%			1,405,795

Taxable Municipal Bonds — 0.4%	Par (000)
Metropolitan Transportation Authority, RB, Build America Bonds, Series TR, 6.81%, 11/15/40	USD	300	392,094

US Government Sponsored Agency Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed Securities, Series 2006-68, Class B, 5.16%, 6/16/31 (g)		242	245,457

US Treasury Obligations
US Treasury Notes:
2.00%, 11/15/21		190	198,149
2.00%, 2/15/22		70	72,828
Total US Treasury Obligations – 0.3%			270,977

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	9

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Warrants (i)	Shares		Value
Media — 0.1%
Cumulus Media, Inc. (Issued/Exercisable 9/16/11, 0.01 Share for 1 Warrant, Expires 6/03/30, Strike Price $2.88)		10,660	$62,666
Bankruptcy Management Solutions, Inc. (Expires 9/29/17)		56	—
Total Warrants – 0.1%			62,666
Total Long-Term Investments (Cost – $113,154,077) – 119.5%			117,265,130

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (j)(k)		1,461,238	1,461,238
Total Short-Term Securities (Cost – $1,461,238) – 1.5%			1,461,238

Options Purchased	Contracts
Exchange-Traded Put Options — 0.0%
10-Year US Treasury Note, Strike Price USD 131.00, Expires 7/27/12		14	4,156
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Bank USA (b)		6	—

	Notional Amount (000)
Over-the-Counter Interest Rate Call Swaptions — 0.0%
Receive a fixed rate of 2.35% and pay a floating rate based on 3- month LIBOR, Expires 8/10/12, Broker Deutsche Bank AG	USD	300	12,419
Over-the-Counter Interest Rate Put Swaptions — 0.0%
Pay a fixed rate of 2.83% and receive a floating rate based on 3-month LIBOR, Expires 8/10/12, Broker Deutsche Bank AG		300	3,547

Options Purchased	Notional Amount (000)		Value
Over-the-Counter Interest Rate Put Swaptions (concluded)
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 9/16/13, Broker Credit Suisse International	EUR	600	$2,035
Pay a fixed rate of 4.50% and receive a floating rate based on 3-month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG	USD	1,000	24,333
			29,915
Total Options Purchased (Cost – $84,860) – 0.0%			46,490
Total Investments Before Options Written (Cost – $114,700,175*) – 121.1%			118,772,858

Options Written
Over-the-Counter Interest Rate Call Swaptions — (0.0)%
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, Expires 5/08/14, Broker Citibank NA		600	(7,610)
Over-the-Counter Interest Rate Put Swaptions — (0.0)%
Receive a fixed rate of 2.40% and pay a floating rate based on 3- month LIBOR, Expires 5/08/14, Broker Citibank NA		600	(5,875)
Receive a fixed rate of 6.00% and pay a floating rate based on 3- month LIBOR, Expires 2/02/17, Broker Deutsche Bank AG		2,000	(24,383)
			(30,258)
Total Options Written (Premiums Received – $53,580) – 0.0%			(37,868)
Total Investments, Net of Options Written – 121.0%			118,734,990
Liabilities in Excess of Other Assets – (21.0)%			(20,637,249)
Net Assets – 100.0%			$98,097,741

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$114,777,397
Gross unrealized appreciation	$6,445,691
Gross unrealized depreciation	(2,450,230)
Net unrealized appreciation	$3,995,461

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	10

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)	Convertible security.

(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Variable rate security. Rate shown is as of report date.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)

Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(j)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income

BlackRock Liquidity Funds, TempFund Institutional Class	891,719	569,519	1,461,238	$458

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

DIP	Debtor-In-Possession
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
LIBOR	London Interbank Offered Rate
RB	Revenue Bonds
USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub- classifications for reporting ease.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	11

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•	Financial futures contracts purchased as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
50	2-Year US Treasury Note	Chicago Board of Trade	September 2012	$11,020,312	$6,946
87	5-Year US Treasury Note	Chicago Board of Trade	September 2012	$10,804,313	36,987
1	Ultra Long US Treasury Bond	Chicago Board of Trade	September 2012	$169,000	4,565
Total					$48,498

•	Financial futures contracts sold as of May 31, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
29	10-Year US Treasury Note	Chicago Board of Trade	September 2012	$3,884,188	$(29,914)
32	30-Year US Treasury Bond	Chicago Board of Trade	September 2012	$4,791,000	(80,768)
Total					$(110,682)

•	Foreign currency exchange contracts as of May 31, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,262,266	GBP	791,000	Goldman Sachs & Co.	7/18/12	$43,421
EUR	245,000	USD	324,879	Royal Bank of Scotland Plc	7/25/12	(21,840)
USD	6,560,400	EUR	4,970,000	Citibank NA	7/25/12	413,030
Total						$434,611

•	Credit default swaps on single-name issues - buy protection outstanding as of May 31, 2012 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	$110	$8,497
The New York Times Co.	1.00%	Barclays Capital, Inc.	12/20/16	$500	13,846
Total					$22,343

•	Credit default swaps on single-name issues - sold protection outstanding as of May 31, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty/Exchange	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Metlife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A+	$150	$5,824
Metlife, Inc.	1.00%	UBS AG	9/20/15	A+	$175	1,416
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	6/20/16	B+	$300	13,496
ARAMARK Corp.	5.00%	JPMorgan Chase & Co.	6/20/16	B+	$150	6,842
ARAMARK Corp.	5.00%	Goldman Sachs & Co.	9/20/16	B+	$150	5,895
Total						$33,473

(1)	Using Standard & Poor’s ratings.

(2)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of agreement.

•	Interest rate swaps outstanding as of May 31, 2012 were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Depreciation
1.18%[3]	3-month LIBOR	Deutsche Bank AG	4/11/17	$2,200	$(20,719)
1.10%[3]	3-month LIBOR	JPMorgan Chase & Co.	5/22/17	$3,500	(15,730)
1.10%[3]	3-month LIBOR	Deutsche Bank AG	5/29/17	$900	(4,260)
Total					$(40,709)

[3]	Trust pays a fixed interest rate and receives a floating rate.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	12

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long Term Investments:
Common Stocks	$142,699	$1,761,285	—	$1,903,984
Corporate Bonds	—	93,366,361	—	93,366,361
Floating Rate Loan Interests	—	16,500,243	$2,904,553	19,404,796
Foreign Agency Obligations	—	210,000	—	210,000
Other Interests	—	3,000	—	3,000
Preferred Securities	202,852	1,202,943	—	1,405,795
Taxable Municipal Bonds	—	392,094	—	392,094

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	13

Schedule of Investments (continued)	BlackRock Strategic Bond Trust (BHD)

The following tables summarize the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments (concluded):

Valuation Inputs	Level 1	Level 2	Level 3	Total
US Government Sponsored Agency Securities	—	$245,457	—	$245,457
US Treasury Obligations	—	270,977	—	270,977
Warrants	—	62,666	—	62,666
Short-Term Securities	$1,461,238	—	—	1,461,238
Total	$1,806,789	$114,015,026	$2,904,553	$118,726,368

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$55,816	—	$55,816
Foreign currency exchange contracts	—	456,451	—	456,451
Interest rate contracts	$52,654	42,334	—	94,988
Liabilities:
Foreign currency exchange contracts	—	(21,840)	—	(21,840)
Interest rate contracts	(110,682)	(78,577)	—	(189,259)
Total	$(58,028)	$454,184	—	$396,156

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$213,181	—	—	$213,181
Cash pledged as collateral for financial futures contracts	98,660	—	—	98,660
Liabilities:
Bank overdraft	(4,191)	—	—	(4,191)
Loan payable	—	$(22,000,000)	—	(22,000,000)
Total	$307,650	$(22,000,000)	—	$(21,692,350)

There were no transfers between Level 1 and Level 2 during the period ended May 31, 2012.

Certain of the Trust’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	14

Schedule of Investments (concluded)	BlackRock Strategic Bond Trust (BHD)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening balance, as of August 31, 2011	$38,005	$3,592,743	$95	$79,288	$60,209	$3,770,340
Transfers into Level 3[1]
Transfers out of Level 3[1]	—	(567,875)	—	—	(60,208)	(628,083)
Accrued discounts/premiums	156	3,837	—	—	—	3,993
Net realized gain (loss)	13,618	4,169	182	93,280	—	111,249
Net change in unrealized appreciation/depreciation[2]	(11,779)	17,450	(95)	(79,288)	(1)	(73,712)
Purchases	—	225,731	—	—	—	225,731
Sales	(40,000)	(371,502)	(182)	(93,280)	—	(504,964)
Closing balance, as of May 31, 2012	—	$2,904,553	—	—	—	$2,904,553

[1]	Transfers into and transfers out of Level 3 represent the beginning of the reporting period value.

[2]	The change in unrealized appreciation/depreciation on investments still held as of May 31, 2012 was $17,449.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Credit Contracts
Liabilities:
Opening balance, as of August 31, 2011	$(307)
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/premiums	1,785
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[3]	307
Purchases	—
Issues[4]	—
Sales	—
Settlements[5]	(1,785)
Closing balance, as of May 31, 2012	$—

[3]	The change in unrealized appreciation/depreciation on derivative financial instruments still held as of May 31, 2012 was $0.

[4]	Issues represent upfront cash received on certain derivative financial instruments.

[5]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets.

BLACKROCK STRATEGIC BOND TRUST	MAY 31, 2012	15

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Bond Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Bond Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Bond Trust

Date: July 25, 2012